Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies.
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2023, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2024	531,196,138
2025	470,273,059
2026	107,110,957
2027	39,052,653
2028 and thereafter	—
Total	1,147,632,807